Available For Sale Financial Assets Noncurrent 2017 (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets [Abstract]
Summary of Available-for-sale Financial Assets Non Current
December 31
2017
NT$
(In Millions)
Equity securities
Domestic listed stocks	$3,125
Domestic non-listed stocks	2,332
Foreign non-listed stocks	294
$5,751